Contingencies, Commitments and Restrictions on the Distribution of Profits	12 Months Ended
Jun. 30, 2025
Contingencies, Commitments and Restrictions on the Distribution of Profits [Abstract]
CONTINGENCIES, COMMITMENTS AND RESTRICTIONS ON THE DISTRIBUTION OF PROFITS
20.	CONTINGENCIES, COMMITMENTS AND RESTRICTIONS ON THE DISTRIBUTION OF PROFITS

Prior to the BIOX deconsolidation, the Group had secured guaranteed notes and the convertibles notes which are referenced in Note 7.13 – Convertible Notes. Such instruments were secured by substantially all of the assets located in the United States of Pro Farm Group, Inc. and its U.S. subsidiaries and are guaranteed by BCS Holding Inc., Bioceres Crops do Brasil Ltda., Bioceres Crops S.A., Bioceres Semillas S.A.U., Verdeca LLC, Rasa Holding LLC, Rizobacter Argentina S.A., Rizobacter del Paraguay S.A., Rizobacter do Brasil Ltda., Rizobacter South Africa, Rizobacter Uruguay, Rizobacter USA, LLC, Pro Farm Group, Inc., Pro Farm Michigan Manufacturing LLC, Pro Farm, Inc., Pro Farm Technologies Comércio de Insumo Agrícolas do Brasil Ltda., Glinatur S.A. and Pro Farm OU.